VARIABLE INTEREST ENTITIES AND VOTING INTEREST ENTITIES (Details Narrative) - USD ($)							9 Months Ended	12 Months Ended
	Jul. 22, 2024	May 16, 2024	May 09, 2023	Mar. 10, 2023	Aug. 05, 2022	May 03, 2022	Sep. 30, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Other commitments, description			the Company had contributed capital expenditures for the data center. Soluna and Navitas amended and restated the Initial LLCA (the “Existing LLCA”) to reflect Navitas’ contribution of $4.5 million and its receipt of 4,500 Membership Interests, constituting 26.5% of the outstanding Membership Interests of the Company. On June 2, 2023, Soluna and Navitas amended and restated the Existing LLCA to (a) reflect (i) Navitas’s additional capital contribution of approximately $7.6 million and receipt of an additional 7,597 Membership Interests, for a total of 12,097 Membership Interests and 49% ownership of DVCC, and (ii) Soluna’s additional capital contribution of $1.34 million and receipt of an additional 1,340 Membership Interests, for a total of 12,590 Membership Interests and 51% ownership of DVCC, and (b) describe the respective rights and obligations of the Members and the management of DVCC. As of September 30, 2024, Navitas owns 49% and Soluna owns 51% of DVCC.		Pursuant to the Dorothy Contribution Agreement, the Company committed to a capital contribution of up to approximately $26.3 million to DVSL (the “Company Commitment”), and on August 5, 2022, the Company was deemed to have contributed approximately $8.1 million, through payment of capital expenditures and development costs made on behalf of DVSL by the Company prior to August 5, 2022. Further under the Agreement, Spring Lane committed to a capital contribution of up to $12.5 million to DVSL (the “Spring Lane Dorothy Commitment”), and as of December 31, 2022, Spring Lane had actually contributed approximately $4.8 million		The Company has a potential contingency associated with an agreement with Spring Lane of up to $250 thousand which would be reduced by a proportion of funding received from Spring Lane up to the $45.0 million aggregate contribution cap. The Company considers the probability of a payment for the contingency to be remote.	The Company has a potential contingency associated with an agreement with Spring Lane of up to $250 thousand which would be reduced by a proportion of funding received from Spring Lane up to the $35.0 million aggregate contribution cap. The Company considers the probability of a payment for the contingency to be remote
Capital expenditure					$ 8,100,000
Debt instrument percentage								14.00%
Compute Co [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital contribution	$ 4,600,000
Ownership percentage	49.00%
Description of investment	This investment can occur within 30 days after the Effective Date (treated equally to the initial Investor), from day 31 to 180 days after the Effective Date (subject to a purchase price formula with a 20% discount rate), or after 180 days with the initial Investor’s approval
Purchase and Sale Agreement [Member] | Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Series A preference shares issued, shares				6,790,537
Equipment Loan Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Debt instrument percentage		15.00%
Property, Plant and Equipment, Additions		$ 1,000,000.0
Long-Term Debt, Gross		$ 720,000
Spring Lane [Member] | Purchase and Sale Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase price				$ 7,500,000
Series A preference shares issued, shares				39,791,988
Purchase price				$ 5,770,065
Spring Lane [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage							67.80%	67.80%
Spring Lane [Member] | Purchase and Sale Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage				85.40%
Soluna DVSL ComputeCo, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage							32.20%	32.20%
Debt instrument percentage									14.60%	67.80%
Soluna DV Devco, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage							100.00%	100.00%
Parent [Member] | Purchase and Sale Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage				14.60%
Dorothy Phase 1A Facility [Member] | Purchase and Sale Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage				67.80%
Equity method investment description				After Spring Lane Capital realizes an 16% Internal Rate of Return hurdle on its investments, the Company retains the right to 50% of the profits on Soluna DVSL ComputeCo. In connection with the Spring Lane transactions and agreements, Soluna DV Services, LLC. will be providing the operations and maintenance services to Soluna DVSL ComputeCo, LLC. Soluna DV Services, LLC expects to receive a margin of 20% for services rendered on certain expenses.
DVSL ComputeCo, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage							14.60%
Debt instrument percentage									14.60%	67.80%
Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital contribution					$ 26,300,000
Minimum [Member] | Spring Lane [Member] | Purchase and Sale Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase price				$ 7,500,000
Spring Lane [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Initial funding for project						$ 35,000,000
Capital contribution										$ 4,800,000
Soluna Two S L C Fund I I Project Holdco L L C [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital contribution	$ 29,980,000